Taxes - Schedule of Reconciles Cayman Islands Statutory Rates (Details)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Effective Income Tax Rate Reconciliation, Other Reconciling Items, Amount [Abstract]
Income tax rate in the Cayman Islands, permanent tax holiday	0.00%	0.00%
Hong Kong statutory income tax rate	16.50%	16.50%
Effect of different tax rates	(2.70%)	40.50%
Tax loss not recognized	(17.40%)	9.90%
Utilization of tax loss	0.00%	(28.60%)
Temporary difference	5.50%	0.00%
Income not taxable	0.00%	(8.00%)
Expenses not taxable	3.60%	0.00%
Effective tax rate	5.50%	30.30%